INCOME TAXES (Narrative) (Details)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Income Taxes 1	34.00%
Income Taxes 2	50.00%
Income Taxes 1		34.00%
Income Taxes 2		50.00%